UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Capital Opportunities Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$126	1.09%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Capital Opportunities Portfolio	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,674	$9,610	$9,467	$9,378	$9,557
12/15	$9,555	$9,396	$9,408	$9,288	$9,528
1/16	$8,971	$8,786	$8,842	$8,806	$8,876
2/16	$8,911	$8,772	$9,048	$8,909	$9,186
3/16	$9,519	$9,933	$9,788	$10,123	$9,438
4/16	$9,531	$9,987	$10,060	$10,375	$9,727
5/16	$9,555	$9,614	$9,877	$9,894	$9,824
6/16	$9,864	$9,998	$9,830	$10,144	$9,483
7/16	$10,198	$10,501	$10,133	$10,644	$9,600
8/16	$10,401	$10,762	$10,114	$10,723	$9,491
9/16	$10,627	$10,901	$10,225	$10,685	$9,734
10/16	$10,567	$10,927	$10,280	$10,842	$9,695
11/16	$10,317	$10,424	$9,831	$10,088	$9,523
12/16	$10,378	$10,447	$10,116	$10,398	$9,782
1/17	$10,810	$11,018	$10,631	$10,765	$10,433
2/17	$11,025	$11,356	$10,726	$10,996	$10,395
3/17	$11,373	$11,642	$10,956	$11,197	$10,652
4/17	$11,613	$11,897	$11,167	$11,498	$10,776
5/17	$12,032	$12,249	$11,572	$11,842	$11,236
6/17	$12,152	$12,372	$11,618	$11,863	$11,305
7/17	$12,499	$13,110	$12,002	$12,397	$11,543
8/17	$12,631	$13,402	$12,345	$12,647	$11,969
9/17	$12,691	$13,349	$12,374	$12,450	$12,213
10/17	$13,159	$13,817	$12,509	$12,568	$12,363
11/17	$13,242	$13,845	$12,522	$12,448	$12,507
12/17	$13,638	$14,342	$13,068	$13,145	$12,898
1/18	$14,537	$15,537	$13,905	$14,074	$13,637
2/18	$13,949	$14,820	$13,524	$13,512	$13,434
3/18	$14,153	$14,545	$13,511	$13,365	$13,556
4/18	$13,866	$14,481	$13,332	$13,432	$13,129
5/18	$13,350	$13,967	$12,241	$12,471	$11,919
6/18	$12,883	$13,387	$11,872	$12,160	$11,497
7/18	$13,087	$13,681	$12,315	$12,623	$11,918
8/18	$12,703	$13,311	$11,778	$12,202	$11,275
9/18	$12,547	$13,241	$11,768	$12,188	$11,269
10/18	$11,673	$12,088	$11,221	$11,487	$10,871
11/18	$11,984	$12,586	$11,456	$11,718	$11,106
12/18	$11,650	$12,252	$11,185	$11,507	$10,781
1/19	$12,378	$13,325	$11,936	$12,505	$11,294
2/19	$12,439	$13,355	$11,943	$12,420	$11,385
3/19	$12,526	$13,467	$11,980	$12,347	$11,522
4/19	$12,575	$13,751	$12,096	$12,563	$11,542
5/19	$12,131	$12,753	$11,969	$12,029	$11,792
6/19	$12,810	$13,549	$12,415	$12,649	$12,063
7/19	$12,649	$13,383	$12,534	$12,573	$12,365
8/19	$12,094	$12,731	$12,008	$11,718	$12,168
9/19	$12,193	$12,974	$11,998	$11,928	$11,930
10/19	$12,526	$13,521	$12,213	$12,258	$12,027
11/19	$12,550	$13,502	$12,262	$12,190	$12,192
12/19	$13,116	$14,509	$12,907	$12,943	$12,721
1/20	$12,663	$13,833	$12,645	$12,424	$12,714
2/20	$12,096	$13,104	$11,676	$11,252	$11,966
3/20	$9,617	$11,085	$9,061	$8,682	$9,338
4/20	$10,359	$12,100	$9,824	$9,559	$9,967
5/20	$10,674	$12,193	$10,232	$9,807	$10,538
6/20	$11,089	$13,090	$10,523	$10,200	$10,715
7/20	$11,505	$14,259	$10,758	$10,726	$10,641
8/20	$12,071	$14,575	$11,243	$10,809	$11,518
9/20	$12,058	$14,341	$11,066	$10,388	$11,603
10/20	$12,159	$14,636	$11,037	$10,224	$11,725
11/20	$13,544	$15,990	$12,079	$11,737	$12,205
12/20	$14,881	$17,166	$12,898	$12,658	$12,903
1/21	$15,032	$17,692	$12,857	$12,529	$12,951
2/21	$15,297	$17,827	$12,948	$12,690	$12,968
3/21	$15,234	$17,558	$12,955	$12,666	$13,006
4/21	$15,675	$17,995	$13,508	$12,881	$13,896
5/21	$16,267	$18,412	$14,054	$13,407	$14,454
6/21	$16,443	$18,444	$14,137	$13,206	$14,840
7/21	$16,191	$17,203	$14,010	$13,011	$14,793
8/21	$16,506	$17,653	$14,616	$13,814	$15,161
9/21	$16,065	$16,952	$14,451	$13,338	$15,340
10/21	$16,481	$17,119	$14,935	$13,695	$15,956
11/21	$16,380	$16,421	$14,237	$13,045	$15,221
12/21	$16,878	$16,729	$14,557	$13,437	$15,448
1/22	$16,697	$16,413	$14,486	$13,780	$14,904
2/22	$16,114	$15,922	$14,075	$13,605	$14,248
3/22	$15,830	$15,562	$14,270	$14,002	$14,228
4/22	$15,286	$14,697	$13,660	$13,184	$13,842
5/22	$15,532	$14,761	$13,239	$13,211	$12,960
6/22	$14,328	$13,781	$12,137	$11,718	$12,268
7/22	$14,354	$13,747	$12,359	$12,000	$12,421
8/22	$14,729	$13,804	$12,489	$12,035	$12,645
9/22	$13,448	$12,186	$11,375	$11,003	$11,475
10/22	$13,694	$11,807	$11,445	$11,612	$10,980
11/22	$14,729	$13,559	$12,287	$12,719	$11,549
12/22	$14,408	$13,368	$12,131	$12,582	$11,379
1/23	$15,722	$14,424	$12,736	$13,273	$11,892
2/23	$15,448	$13,488	$12,392	$12,883	$11,597
3/23	$15,544	$13,897	$12,481	$12,920	$11,731
4/23	$15,804	$13,739	$12,663	$13,230	$11,791
5/23	$15,777	$13,509	$12,456	$12,883	$11,715
6/23	$16,748	$14,022	$12,886	$13,481	$11,981
7/23	$17,870	$14,894	$13,759	$14,368	$12,815
8/23	$17,309	$13,977	$13,381	$13,708	$12,699
9/23	$16,735	$13,611	$12,950	$13,345	$12,218
10/23	$15,900	$13,083	$12,365	$12,913	$11,509
11/23	$17,350	$14,130	$13,325	$14,001	$12,327
12/23	$18,122	$14,682	$13,853	$14,684	$12,703
1/24	$18,024	$14,000	$13,868	$14,569	$12,829
2/24	$18,931	$14,666	$14,000	$14,838	$12,837
3/24	$19,349	$15,030	$14,286	$14,828	$13,370
4/24	$19,349	$15,097	$14,026	$14,730	$12,971
5/24	$19,405	$15,182	$14,345	$14,848	$13,458
6/24	$20,019	$15,781	$14,385	$14,932	$13,456
7/24	$20,340	$15,828	$14,705	$15,320	$13,706
8/24	$20,605	$16,083	$15,019	$15,668	$13,979
9/24	$20,633	$17,157	$15,288	$16,137	$14,062
10/24	$19,754	$16,394	$14,908	$15,425	$13,983
11/24	$19,935	$15,805	$14,691	$15,098	$13,873
12/24	$20,296	$15,784	$14,667	$15,021	$13,899
1/25	$20,609	$16,066	$15,178	$15,612	$14,320
2/25	$20,808	$16,144	$15,353	$15,682	$14,585
3/25	$21,150	$16,246	$15,798	$16,144	$15,002
4/25	$21,193	$16,459	$15,991	$16,729	$14,825
5/25	$22,559	$17,161	$16,779	$17,270	$15,807
6/25	$23,769	$18,193	$17,651	$18,118	$16,673
7/25	$24,324	$18,548	$18,444	$18,512	$17,809
8/25	$24,865	$18,786	$19,270	$19,006	$18,929
9/25	$25,391	$20,130	$19,766	$19,757	$19,155
10/25	$26,089	$20,971	$20,151	$20,403	$19,276

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Capital Opportunities Portfolio	32.07%	16.49%	10.06%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,611,870,097
# of Portfolio Holdings	471
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$16,174,112

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

South Korea
14.7%
Vietnam
13.7%
Greece
10.8%
India
8.0%
Taiwan
6.9%
Chile
6.0%
Argentina
4.5%
United Arab Emirates
4.5%
United States
4.3%
South Africa
4.2%
Other
22.4%

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging and Frontier Countries Equity Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

GMCO Port.-TSR-AR

(b)	Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$65,007	$64,660
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$107

Total	$65,007	$64,767

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$107
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments

Common Stocks — 92.5%
Security	Shares	Value
Argentina — 4.4%
Banco BBVA Argentina SA ADR	405,613	$ 6,721,007
Banco Macro SA ADR(1)	220,609	19,956,290
Central Puerto SA ADR(1)	229,421	3,569,791
Corp. America Airports SA(1)	73,279	1,623,863
Cresud SA ADR(1)	77,440	957,933
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,539,855
Grupo Financiero Galicia SA ADR(1)	561,880	33,223,964
Grupo Supervielle SA ADR(1)	274,546	3,409,861
IRSA Inversiones y Representaciones SA ADR	58,503	906,796
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,322,423
Pampa Energia SA ADR(1)	93,364	8,010,631
Telecom Argentina SA ADR(1)	204,979	2,306,014
Transportadora de Gas del Sur SA, Class B ADR(1)	159,480	4,964,612
Vista Energy SAB de CV ADR(1)	180,625	8,751,281
YPF SA ADR(1)	462,813	16,860,278
		$ 114,124,599
Belgium — 0.3%
Cenergy Holdings SA	501,707	$ 8,313,074
		$ 8,313,074
Brazil — 0.1%
Adecoagro SA	64,396	$ 519,032
Arcos Dorados Holdings, Inc., Class A	289,298	2,074,266
		$ 2,593,298
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 988,059
		$ 988,059
Canada — 0.2%
Amaroq Ltd.(1)	3,303,400	$ 3,675,729
Lithium Argentina AG(1)	236,665	996,360
		$ 4,672,089
Chile — 5.9%
Banco de Chile	148,413,700	$ 25,678,854
Banco de Credito e Inversiones SA	291,469	14,958,561
Banco Santander Chile	219,600,100	15,866,791
Cencosud SA	4,176,800	12,937,272
Empresas CMPC SA	3,778,200	5,456,352
Empresas COPEC SA	1,288,000	9,200,935
Security	Shares	Value
Chile (continued)
Enel Americas SA	37,256,118	$ 3,522,242
Enel Chile SA	93,691,114	7,151,236
Falabella SA	2,127,800	13,398,698
Latam Airlines Group SA	823,778,422	18,721,771
Plaza SA	1,338,000	3,765,104
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	469,579	22,846,924
		$ 153,504,740
China — 1.3%
Alibaba Group Holding Ltd.	785,600	$ 16,716,575
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	18,490
Tencent Holdings Ltd.	212,600	17,269,009
		$ 34,004,074
Cyprus — 3.1%
Bank of Cyprus Holdings PLC	7,448,732	$ 68,549,471
Theon International PLC	337,000	11,880,428
		$ 80,429,899
Georgia — 1.5%
Georgia Capital PLC(1)	816,886	$ 27,798,985
Lion Finance Group PLC	52,183	5,493,501
TBC Bank Group PLC	108,473	6,214,648
		$ 39,507,134
Greece — 10.5%
Aegean Airlines SA	118,953	$ 1,805,586
Alpha Bank SA	8,023,754	31,454,792
Athens International Airport SA	97,384	1,124,172
Athens Water Supply & Sewage Co. SA	106,068	848,873
Autohellas Tourist & Trading SA	49,238	627,867
Avax SA	281,000	776,278
Ellaktor SA	333,572	598,562
Eurobank Ergasias Services and Holdings SA, Class A	9,679,687	36,411,141
GEK TERNA SA	253,325	6,761,217
Hellenic Exchanges - Athens Stock Exchange SA	87,000	625,654
Hellenic Telecommunications Organization SA	621,243	11,666,196
Helleniq Energy Holdings SA	288,405	2,536,680
Holding Co. ADMIE IPTO SA	711,857	2,447,786
Ideal Holdings SA	394,993	2,674,225
JUMBO SA	403,637	12,808,484
LAMDA Development SA(1)	232,506	1,983,148
Metlen Energy & Metals PLC(1)	361,731	18,409,562
Motor Oil (Hellas) Corinth Refineries SA	207,214	6,209,694
National Bank of Greece SA	3,056,224	44,921,958

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
Noval Property Real Estate Investment Co.	413,837	$ 1,263,583
OPAP SA	658,096	13,605,621
Optima bank SA	1,389,042	12,863,614
Piraeus Financial Holdings SA	4,251,258	33,203,220
Public Power Corp. SA	768,290	13,343,011
Qualco Group SA(1)	1,030,636	6,392,585
Sarantis SA	126,905	1,844,837
Titan SA	161,695	7,239,930
Trade Estates Real Estate Investment SA	456,600	929,114
		$ 275,377,390
Iceland — 1.6%
Arion Banki Hf.(2)	6,550,000	$ 9,171,518
Eimskipafelag Islands Hf.	707,000	1,734,922
Festi Hf.	1,903,000	4,784,678
Hagar Hf.	5,787,000	5,107,150
Hampidjan Hf.	2,363,000	2,200,747
Heimar Hf.	10,285,000	3,093,888
Islandsbanki Hf.	7,273,000	7,028,700
Kvika banki Hf.	26,333,000	3,664,211
Olgerdin Egill Skallagrims Hf.(1)	8,309,000	1,091,116
Reitir fasteignafelag Hf.	3,269,000	3,251,517
Sjova-Almennar Tryggingar Hf.	5,203,000	1,846,328
		$ 42,974,775
India — 7.8%
Adani Energy Solutions Ltd.(1)	44,159	$ 490,090
Adani Green Energy Ltd.(1)	14,178	181,871
Affle 3i Ltd.(1)	99,927	2,169,530
Ambuja Cements Ltd.	340,300	2,163,964
Apollo Hospitals Enterprise Ltd.	34,719	3,004,641
Asian Paints Ltd.	88,711	2,510,719
Avenue Supermarts Ltd.(1)(2)	10,455	488,848
Axis Bank Ltd.	191,077	2,651,672
Bajaj Finance Ltd.	221,260	2,598,611
Bharti Airtel Ltd.	285,405	6,608,890
Brightcom Group Ltd.(1)	2,938,392	449,386
Cipla Ltd.	24,973	422,289
Dabur India Ltd.	262,200	1,439,443
Divi's Laboratories Ltd.	6,252	474,644
DLF Ltd.	171,000	1,455,687
Dr. Reddy's Laboratories Ltd.	45,130	607,236
Easy Trip Planners Ltd.(1)	1,465,292	130,849
Eicher Motors Ltd.	16,790	1,324,100
Eternal Ltd.(1)	4,041,510	14,423,822
Fortis Healthcare Ltd.	118,900	1,369,414
Security	Shares	Value
India (continued)
FSN E-Commerce Ventures Ltd.(1)	1,617,207	$ 4,513,000
GAIL (India) Ltd.	88,026	181,097
Godrej Consumer Products Ltd.	54,300	683,879
Godrej Properties Ltd.(1)	23,800	612,804
Grasim Industries Ltd.	14,023	456,425
Happiest Minds Technologies Ltd.	138,050	801,021
Havells India Ltd.	9,907	166,704
HCL Technologies Ltd.	77,742	1,348,912
HDFC Asset Management Co. Ltd.(2)	22,400	1,356,822
HDFC Bank Ltd.	1,091,638	12,137,750
HDFC Life Insurance Co. Ltd.(2)	382,900	3,153,891
Hero MotoCorp Ltd.	23,400	1,460,635
Hindalco Industries Ltd.	214,409	2,044,992
Hindustan Unilever Ltd.	114,830	3,189,087
ICICI Bank Ltd.	504,874	7,650,172
ICICI Prudential Life Insurance Co. Ltd.(2)	219,900	1,463,441
IDFC First Bank Ltd.	2,276,000	2,095,667
IndiaMart InterMesh Ltd.(2)	57,341	1,589,529
Indian Railway Catering & Tourism Corp. Ltd.	319,136	2,582,534
Info Edge India Ltd.	31,905	495,027
Infosys Ltd.	634,901	10,578,777
Inox Wind Ltd.(1)	19,962	34,866
Intellect Design Arena Ltd.	150,656	1,922,330
ITC Hotels Ltd.(1)	4,344	10,604
ITC Ltd.	573,245	2,713,471
Jindal Steel Ltd.	142,691	1,713,133
Jio Financial Services Ltd.	44,476	153,719
JSW Energy Ltd.	100,600	597,372
JSW Steel Ltd.	147,783	2,006,731
Jubilant Foodworks Ltd.	369,318	2,485,761
Kotak Mahindra Bank Ltd.	84,204	1,994,691
KPIT Technologies Ltd.	119,000	1,562,893
Larsen & Toubro Ltd.	76,893	3,488,976
Lodha Developers Ltd.(2)	158,400	2,139,707
LTIMindtree Ltd.(2)	3,328	212,882
Mahindra & Mahindra Ltd.	110,746	4,348,781
Mankind Pharma Ltd.	34,600	928,757
Marico Ltd.	182,100	1,476,138
Maruti Suzuki India Ltd.	21,857	3,980,500
Max Healthcare Institute Ltd.	111,900	1,446,574
Mphasis Ltd.	3,178	98,782
Muthoot Finance Ltd.	39,700	1,422,457
Nazara Technologies Ltd.(1)	247,148	742,785
Nestle India Ltd.	55,406	794,107
Nippon Life India Asset Management Ltd.(2)	143,900	1,416,979
NTPC Ltd.	365,456	1,386,172

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Oberoi Realty Ltd.	80,800	$ 1,617,696
Oil & Natural Gas Corp. Ltd.	352,901	1,015,560
One 97 Communications Ltd.(1)	101,200	1,483,877
Persistent Systems Ltd.	96,300	6,408,584
Petronet LNG Ltd.	28,740	91,004
PI Industries Ltd.	22,263	897,007
Power Grid Corp. of India Ltd.	390,517	1,267,026
Reliance Industries Ltd.	591,110	9,890,950
Route Mobile Ltd.	49,350	395,921
SBI Life Insurance Co. Ltd.(2)	70,300	1,546,746
Shriram Finance Ltd.	125,500	1,058,341
Spandana Sphoorty Financial Ltd.(1)	15,205	21,505
SRF Ltd.	5,781	190,813
State Bank of India	295,592	3,120,700
Sun Pharmaceutical Industries Ltd.	72,699	1,385,849
Tanla Platforms Ltd.	101,227	695,621
Tata Consultancy Services Ltd.	191,359	6,585,947
Tata Consumer Products Ltd.	205,547	2,696,482
Tata Elxsi Ltd.	1,296	79,602
Tata Motors Ltd.(1)	101,464	298,033
Tata Motors Passenger Vehicles Ltd.	101,464	468,310
Tata Steel Ltd.	1,171,033	2,410,004
Tech Mahindra Ltd.	42,067	674,282
Titan Co. Ltd.	33,836	1,427,806
Trent Ltd.	14,564	769,303
Tube Investments of India Ltd.	4,113	139,915
TVS Motor Co. Ltd.	74,600	2,946,308
UltraTech Cement Ltd.	20,809	2,798,195
UPL Ltd.	20,280	164,475
Varun Beverages Ltd.	351,047	1,855,069
Wipro Ltd.	2,410,642	6,528,468
		$ 203,536,439
Kuwait — 3.1%
Boubyan Bank KSCP	1,851,250	$ 4,319,777
Gulf Bank KSCP	2,379,524	2,718,646
Kuwait Finance House KSCP	13,068,480	34,215,134
Mabanee Co. KPSC	819,520	2,691,403
Mobile Telecommunications Co. KSCP	2,324,600	4,017,401
National Bank of Kuwait SAKP	9,989,636	34,211,971
		$ 82,174,332
Luxembourg — 0.3%
Alvotech SA(1)	871,300	$ 6,583,817
Reinet Investments SCA	59,600	1,908,776
		$ 8,492,593
Security	Shares	Value
Malaysia — 0.0%†
Gamuda Bhd.	30,405	$ 36,517
Kuala Lumpur Kepong Bhd.	888	4,343
QL Resources Bhd.	750	743
		$ 41,603
Myanmar — 0.1%
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,890,212
		$ 1,890,212
Nigeria — 1.8%
Access Holdings PLC	180,636,000	$ 3,076,532
Dangote Cement PLC	6,821,000	2,863,889
Fidelity Bank PLC	201,131,544	2,673,531
First HoldCo PLC	126,904,487	2,798,241
Guaranty Trust Holding Co. PLC	112,413,000	7,014,694
Guaranty Trust Holding Co. PLC	40,000,000	2,695,160
MTN Nigeria Communications PLC(1)	10,899,410	3,773,529
Nestle Nigeria PLC(1)	370,301	465,587
Nigerian Breweries PLC(1)	38,842,000	1,943,600
Oando PLC(1)	37,158,943	1,253,215
Presco PLC	1,545,000	1,587,706
SEPLAT Energy PLC	835,000	3,493,324
Stanbic IBTC Holdings PLC	18,733,000	1,474,264
Transnational Corp. of Nigeria PLC	10,663,709	373,096
United Bank for Africa PLC	132,464,318	3,708,684
Zenith Bank PLC	146,664,000	6,452,684
		$ 45,647,736
Oman — 1.0%
Asyad Shipping Co.	3,677,800	$ 1,664,079
Bank Muscat SAOG	6,093,600	5,351,638
Bank Nizwa SAOG	3,684,900	987,100
National Bank of Oman SAOG	1,116,300	1,057,709
Oman Telecommunications Co. SAOG	998,800	2,693,282
Ominvest SAOG	1,152,500	936,080
OQ Base Industries SAOG	5,027,100	2,273,155
OQ Exploration & Production SAOG	5,151,000	4,730,960
OQ Gas Networks SAOC	6,403,400	3,064,352
Sohar International Bank SAOG	9,616,900	4,003,658
		$ 26,762,013
Pakistan — 1.7%
Bank Al Habib Ltd.	2,213,300	$ 1,519,820
Bank Alfalah Ltd.	1,687,000	669,787
Engro Fertilizers Ltd.	1,892,500	1,400,806
Engro Holdings Ltd.	2,058,642	1,604,807

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pakistan (continued)
Fauji Fertilizer Co. Ltd.	1,778,200	$ 3,100,894
Habib Bank Ltd.	1,895,600	2,046,103
Hub Power Co. Ltd.	3,273,300	2,530,793
Interloop Ltd.	1,375,600	405,857
Lucky Cement Ltd.	1,438,000	2,357,207
Mari Energies Ltd.	593,000	1,479,238
MCB Bank Ltd.	911,200	1,178,414
Millat Tractors Ltd.	397,311	710,776
Oil & Gas Development Co. Ltd.	1,895,300	1,739,635
Pakistan Oilfields Ltd.	344,100	729,459
Pakistan Petroleum Ltd.	1,883,000	1,257,123
Pakistan State Oil Co. Ltd.	786,200	1,257,053
SUI Northern Gas Pipeline	1,067,100	495,304
Systems Ltd.	1,830,500	1,004,254
TRG Pakistan(1)	1,518,600	396,632
VEON Ltd. ADR(1)	367,388	17,689,732
		$ 43,573,694
Philippines — 2.3%
Ayala Corp.	368,880	$ 2,931,436
Ayala Land, Inc.	5,410,000	1,827,470
Bank of the Philippine Islands	3,390,710	6,072,146
BDO Unibank, Inc.	3,684,500	8,356,231
Converge Information & Communications Technology Solutions, Inc.	3,062,600	663,065
GT Capital Holdings, Inc.	177,870	1,649,852
International Container Terminal Services, Inc.	1,797,260	16,210,178
JG Summit Holdings, Inc.	4,628,100	1,882,310
Jollibee Foods Corp.	921,020	3,388,600
Metropolitan Bank & Trust Co.	2,717,440	3,185,241
PLDT, Inc.	144,530	2,746,848
SM Investments Corp.	211,790	2,620,754
SM Prime Holdings, Inc.	19,967,400	7,600,234
		$ 59,134,365
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,166,760
		$ 2,166,760
Slovenia — 2.0%
Nova Ljubljanska Banka DD(2)	72,121	$ 14,597,775
Nova Ljubljanska Banka DD GDR(3)	949,166	38,081,876
		$ 52,679,651
South Africa — 4.1%
Absa Group Ltd.	362,500	$ 4,050,532
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	122,100	$ 691,582
Bid Corp. Ltd.	144,200	3,569,553
Bidvest Group Ltd.	141,800	1,844,583
Capitec Bank Holdings Ltd.	37,949	8,396,119
Clicks Group Ltd.	103,200	2,175,970
Discovery Ltd.	230,900	2,900,975
E Media Holdings Ltd.	68,360	7,725
FirstRand Ltd.	2,155,000	10,227,406
Gold Fields Ltd.	403,400	15,553,522
Harmony Gold Mining Co. Ltd.	269,200	4,479,102
Impala Platinum Holdings Ltd.	386,200	4,138,900
Kumba Iron Ore Ltd.	20,700	412,262
MTN Group Ltd.	756,300	7,555,824
Nedbank Group Ltd.	193,300	2,635,217
Old Mutual Ltd.	1,832,600	1,433,009
OUTsurance Group Ltd.	368,500	1,550,755
Pepkor Holdings Ltd.(2)	1,536,386	2,342,557
Remgro Ltd.	212,900	2,111,611
Sanlam Ltd.	775,200	4,067,932
Sasol Ltd.(1)	231,300	1,447,146
Shoprite Holdings Ltd.	213,500	3,571,141
Sibanye Stillwater Ltd.(1)	1,231,000	3,266,704
Standard Bank Group Ltd.	563,800	8,290,588
Valterra Platinum Ltd.	116,100	7,180,693
Vodacom Group Ltd.	283,000	2,290,957
Woolworths Holdings Ltd.	307,000	926,944
		$ 107,119,309
South Korea — 14.3%
Celltrion, Inc.	32,358	$ 3,982,805
CJ CheilJedang Corp.	8,500	1,366,985
Coway Co. Ltd.	41,000	2,563,721
Doosan Enerbility Co. Ltd.(1)	127,109	7,866,907
GS Holdings Corp.	53,600	1,801,577
Hana Financial Group, Inc.	88,200	5,283,936
Hanwha Aerospace Co. Ltd.	16,300	11,180,571
HD Hyundai Heavy Industries Co. Ltd.	15,000	6,316,803
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	19,100	6,348,468
Hyundai Mobis Co. Ltd.	52,000	11,499,148
Hyundai Rotem Co. Ltd.	35,500	5,735,431
Industrial Bank of Korea	236,400	3,203,684
Kakao Corp.	150,200	6,845,321
Kangwon Land, Inc.	127,100	1,504,754
KB Financial Group, Inc.	183,300	14,963,436
KT&G Corp.	67,500	6,352,547
LG Uplus Corp.	255,100	2,726,916

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Meritz Financial Group, Inc.	56,700	$ 4,393,911
NAVER Corp.	89,169	16,711,712
Samsung C&T Corp.	93,800	14,843,966
Samsung Electro-Mechanics Co. Ltd.	21,300	3,651,258
Samsung Electronics Co. Ltd.	1,767,483	133,049,372
Samsung Fire & Marine Insurance Co. Ltd.	14,200	4,394,961
Samsung Life Insurance Co. Ltd.	59,800	6,462,540
Shinhan Financial Group Co. Ltd.	157,400	8,084,462
SK Hynix, Inc.	191,100	74,355,754
SK Telecom Co. Ltd.	115,400	4,225,010
Woori Financial Group, Inc.	219,600	3,909,252
		$ 373,625,208
Spain — 0.0%†
Ecogas Inversiones SA GDR(1)(2)	181,105	$ 21,982
		$ 21,982
Taiwan — 6.7%
Accton Technology Corp.	45,000	$ 1,564,951
Advantech Co. Ltd.	42,000	426,610
Alchip Technologies Ltd.	7,000	788,612
ASE Technology Holding Co. Ltd.	302,000	2,416,230
Asia Vital Components Co. Ltd.	29,000	1,327,639
Asustek Computer, Inc.	64,000	1,445,856
Cathay Financial Holding Co. Ltd.	839,000	1,741,170
Chailease Holding Co. Ltd.	138,491	462,916
China Steel Corp.	1,116,000	673,399
Chunghwa Telecom Co. Ltd.	345,000	1,470,029
Compal Electronics, Inc.	270,000	288,509
CTBC Financial Holding Co. Ltd.	1,508,000	2,047,988
Delta Electronics, Inc.	177,000	5,693,004
E Ink Holdings, Inc.	78,000	535,853
E.Sun Financial Holding Co. Ltd.	1,319,699	1,274,757
Elite Material Co. Ltd.	27,000	1,186,264
eMemory Technology, Inc.	6,000	386,387
Evergreen Marine Corp. Taiwan Ltd.	100,000	627,312
Far EasTone Telecommunications Co. Ltd.	162,000	486,510
First Financial Holding Co. Ltd.	1,039,760	964,440
Formosa Chemicals & Fibre Corp.	276,000	261,163
Formosa Plastics Corp.	381,000	470,819
Fubon Financial Holding Co. Ltd.	753,990	2,231,483
Gigabyte Technology Co. Ltd.	48,000	435,136
Hon Hai Precision Industry Co. Ltd.	1,117,000	9,290,515
Hotai Motor Co. Ltd.	28,000	513,336
Hua Nan Financial Holdings Co. Ltd.	810,565	769,045
International Games System Co. Ltd.	23,000	537,444
Security	Shares	Value
Taiwan (continued)
KGI Financial Holding Co. Ltd.	1,472,580	$ 759,618
Largan Precision Co. Ltd.	9,000	645,968
Lite-On Technology Corp.	191,000	1,108,084
MediaTek, Inc.	138,000	5,852,500
Mega Financial Holding Co. Ltd.	1,067,750	1,403,765
Nan Ya Plastics Corp.	478,000	643,198
Novatek Microelectronics Corp.	53,000	675,280
Pegatron Corp.	180,000	433,042
PharmaEssentia Corp.	25,523	412,349
President Chain Store Corp.	52,000	402,687
Quanta Computer, Inc.	243,000	2,356,670
Realtek Semiconductor Corp.	44,000	734,741
Shanghai Commercial & Savings Bank Ltd.	357,000	459,568
SinoPac Financial Holdings Co. Ltd.	1,014,767	844,685
Taiwan Cooperative Financial Holding Co. Ltd.	992,394	766,968
Taiwan Mobile Co. Ltd.	159,000	565,858
Taiwan Semiconductor Manufacturing Co. Ltd.	2,212,000	106,971,582
TCC Group Holdings Co. Ltd.	611,000	438,377
TS Financial Holding Co. Ltd.	1,973,608	1,198,978
TS Financial Holding Co. Ltd., PFC Shares(1)	237,825	71,336
Unimicron Technology Corp.	118,000	621,924
Uni-President Enterprises Corp.	434,000	1,108,835
United Microelectronics Corp.	1,032,000	1,558,554
Wistron Corp.	249,000	1,206,734
Wiwynn Corp.	10,000	1,410,196
Yageo Corp.	151,952	1,223,041
Yuanta Financial Holding Co. Ltd.	973,473	1,089,944
		$ 175,281,859
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 3,133
		$ 3,133
United Arab Emirates — 4.4%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 8,444,237
Abu Dhabi Islamic Bank PJSC	990,227	5,689,970
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,888,845
ADNOC Logistics & Services	2,000,000	3,124,140
Agthia Group PJSC	2,220,832	2,338,945
Air Arabia PJSC	4,642,425	4,926,022
Al Ansari Financial Services PJSC	1,805,311	479,868
Al Waha Capital PJSC	6,168,401	2,854,774
Aldar Properties PJSC	4,332,652	10,615,500
Amanat Holdings PJSC	10,123,250	3,168,414
Americana Restaurants International PLC	1,335,869	760,365
Deyaar Development PJSC	16,085,701	4,517,332

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
United Arab Emirates (continued)
Dubai Electricity & Water Authority PJSC	1,988,024	$ 1,504,073
Dubai Islamic Bank PJSC	1,955,614	5,058,813
Emaar Properties PJSC	5,225,625	20,221,306
Emirates NBD Bank PJSC	960,687	7,351,062
Emirates Telecommunications Group Co. PJSC	2,102,157	11,098,930
First Abu Dhabi Bank PJSC	2,746,705	13,038,626
Modon Holding PSC(1)	227,300	225,832
Multiply Group PJSC(1)	2,223,266	1,806,462
National Central Cooling Co. PJSC	689,840	567,045
Ras Al Khaimah Ceramics PJSC	3,875,806	2,712,141
Taaleem Holdings PJSC	29,300	34,592
Talabat Holding PLC	5,000,000	1,301,496
		$ 113,728,790
United Kingdom — 0.6%
Anglogold Ashanti PLC	222,900	$ 15,282,870
		$ 15,282,870
Vietnam — 13.3%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 5,600,600
An Cuong Wood Working JSC	19,500	26,969
Asia Commercial Bank JSC	3,066,532	2,976,132
Ba Ria - Vung Tau House Development JSC(1)	610,400	779,535
Bank for Foreign Trade of Vietnam JSC	5,490,096	12,430,140
Bank for Investment & Development of Vietnam JSC	7,640,253	10,872,509
Baominh Insurance Corp.	1,965,398	1,467,036
Binh Duong Water Environment Corp. JSC	977,800	1,820,578
Binh Minh Plastics JSC	418,100	2,696,134
Binh Son Refining & Petrochemical JSC(1)	2,948,667	1,867,456
Century Land JSC(1)	520,000	197,354
Century Synthetic Fiber Corp.(1)	20,546	13,509
Coteccons Construction JSC	1,032,400	4,058,440
Dat Xanh Real Estate Services JSC(1)	592,200	235,829
Digiworld Corp.	1,876,240	2,836,817
Dong Hai JSC of Bentre	250,320	328,629
Duc Giang Chemicals JSC	1,624,800	5,924,544
FPT Corp.	4,014,338	15,839,234
FPT Digital Retail JSC(1)	3,081,625	17,360,660
Gelex Group JSC	2,765,750	4,625,334
Gemadept Corp.	3,433,300	8,886,675
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	1,623,500	1,974,695
Hoa Phat Group JSC(1)	7,071,323	7,182,464
IDICO Corp. JSC	1,184,845	1,712,168
Khang Dien House Trading & Investment JSC(1)	7,815,165	10,642,202
Kinh Bac City Development Holding Corp.(1)	5,670,900	7,541,580
Security	Shares	Value
Vietnam (continued)
Masan Group Corp.(1)	3,177,500	$ 9,612,311
Military Commercial Joint Stock Bank	5,055,996	4,535,772
Mobile World Investment Corp.	6,665,800	20,899,597
Nam Long Investment Corp.	5,665,900	8,549,270
Novaland Investment Group Corp.(1)	7,524	3,909
PC1 Group JSC(1)	2,196,435	1,983,691
PetroVietNam Ca Mau Fertilizer JSC	400,200	531,532
PetroVietnam Drilling & Well Services JSC	1,788,000	1,473,425
Petrovietnam Fertilizer & Chemicals JSC	742,423	676,328
PetroVietnam Gas JSC	806,284	1,890,183
PetroVietnam Technical Services Corp.	3,278,762	4,087,078
Petrovietnam Transportation Corp.(1)	2,790,876	1,863,656
Pha Lai Thermal Power JSC	3,092,560	1,209,601
Phat Dat Real Estate Development Corp.(1)	4,367,954	3,736,421
Phu Nhuan Jewelry JSC	2,756,566	9,916,052
Phu Tai Corp.	668,700	1,329,058
Phuoc Hoa Rubber JSC	878,500	1,866,317
Quang Ngai Sugar JSC	316,000	541,577
Quang Ninh Thermal Power JSC	2,650,550	1,299,339
Refrigeration Electrical Engineering Corp.	1,022,324	2,562,278
Sai Gon VRG Investment Corp.	3,029,520	6,474,342
Saigon Beer Alcohol Beverage Corp.	4,882,300	8,506,168
Saigon Thuong Tin Commercial JSB(1)	2,460,000	5,184,103
Sao Ta Foods JSC	402,800	557,223
Sonadezi Chau Duc Shareholding Co.	932,800	1,104,106
SSI Securities Corp.	6,577,830	8,561,635
Taseco Air Services JSC	321,674	915,680
Techcom Securities JSC(1)	5,639,228	9,696,943
Thien Long Group Corp.	309,540	629,006
Thu Dau Mot Water JSC	1,800	3,897
Tien Phong Commercial Joint Stock Bank	2,780,925	1,759,636
Vietjet Aviation JSC(1)	144,200	1,024,258
Vietnam Dairy Products JSC	2,591,800	5,673,913
Vietnam Engine & Agricultural Machinery Corp.	241,100	377,477
Vietnam Joint Stock Commercial Bank for Industry & Trade	7,593,700	14,137,971
Vietnam National Petroleum Group	945,900	1,243,636
Vietnam Prosperity JSC Bank	18,429,700	20,061,603
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	4,151,525
Viettel Construction Joint Stock Corp.	412,600	1,443,003
Vincom Retail JSC(1)	2,112,600	2,671,284
Vingroup JSC(1)	1,759,300	12,792,303
Vinh Hoan Corp.	3,939,000	8,822,071

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Vinhomes JSC(1)(2)	6,063,500	$ 22,867,736
VNDirect Securities Corp.	990,875	752,983
		$ 347,877,120
Total Common Stocks (identified cost $1,865,217,520)		$2,415,528,800

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(3)(4)(5)	UZS	40,521,780	$ 3,382,174
Total Loan Participation Notes (identified cost $3,432,858)			$ 3,382,174

Preferred Stocks — 0.0%†
Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 17,303
Total Preferred Stocks (identified cost $0)		$ 17,303

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(1)	5,665,900	$ 823,291
Total Rights (identified cost $0)		$ 823,291

Sovereign Government Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(3)	UZS	80,750,000	$ 6,948,609
Total Sovereign Government Bonds (identified cost $6,418,781)			$ 6,948,609

Short-Term Investments — 4.1%
Affiliated Fund — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	90,198,552	$ 90,198,552
Total Affiliated Fund (identified cost $90,198,552)		$ 90,198,552

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 12/4/25	$15,500	$ 15,448,353
0.00%, 12/18/25	500	497,586
0.00%, 1/8/26	506	502,496
Total U.S. Treasury Obligations (identified cost $16,444,321)		$ 16,448,435
Total Short-Term Investments (identified cost $106,642,873)		$ 106,646,987

Total Purchased Options — 0.4% (identified cost $18,593,242)	$ 10,475,445
Total Investments — 97.4% (identified cost $2,000,305,274)	$2,543,822,609
Other Assets, Less Liabilities — 2.6%	$ 68,047,488
Net Assets — 100.0%	$2,611,870,097
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $62,388,903 or 2.4% of the Portfolio's net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $48,412,659 or 1.9% of the Portfolio's net assets.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	35.1%	$911,170,582
Information Technology	16.1	428,281,403
Industrials	8.1	211,488,524
Consumer Discretionary	7.3	189,228,892
Real Estate	5.7	149,864,317
Materials	5.7	143,298,362
Communication Services	4.9	127,812,930
Consumer Staples	3.6	96,395,769
Energy	3.3	84,647,888
Utilities	2.0	56,252,944
Health Care	0.8	21,309,957
Government	0.3	6,948,609
Short-Term Investments	4.1	106,646,987
Total	97.0%	$2,533,347,164
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	240,000,000	CNH	7.00	4/2/26	$1,305,120
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	74,874
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	40,087
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	38,628
Total							$1,458,709

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Purchased Call Options (Exchange-Traded) — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 03/2026	8,100	HKD 3,713,274,900	HKD 10,400.00	3/20/26	$9,016,736
Total					$9,016,736
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	57,608,000,000	USD	60,072,285	12/17/25	$ 1,056,828
CLP	56,220,245,985	USD	58,996,442	12/17/25	660,096
CLP	13,920,118,517	USD	14,512,217	12/17/25	258,726
CLP	2,859,000,000	USD	2,981,635	12/17/25	52,113
EUR	1,296,988	USD	1,529,196	12/17/25	(30,575)
INR	3,515,000,000	USD	39,723,798	12/17/25	(221,441)
INR	4,688,000,000	USD	52,973,487	12/17/25	(288,693)
INR	6,447,000,000	USD	72,845,838	12/17/25	(393,008)
KRW	57,192,000,000	USD	41,313,849	12/17/25	(1,220,849)
KRW	61,181,500,000	USD	44,191,598	12/17/25	(1,301,861)
TWD	1,000,500,000	USD	33,019,802	12/17/25	(482,902)
TWD	1,515,500,000	USD	50,008,249	12/17/25	(723,221)
TWD	2,118,000,000	USD	70,545,915	12/17/25	(1,667,201)
TWD	2,216,528,532	USD	73,982,928	12/17/25	(1,900,004)
USD	708,475	CLP	680,575,185	12/17/25	(13,698)
USD	3,164,451	CLP	3,028,000,000	12/17/25	(48,626)
USD	9,869,381	CLP	9,422,989,317	12/17/25	(129,559)
USD	123,498,579	CLP	117,475,800,000	12/17/25	(1,157,571)
USD	200,455,581	EUR	170,016,477	12/17/25	4,007,972
USD	4,890,739	EUR	4,148,082	12/17/25	97,787
USD	4,219,714	EUR	3,578,952	12/17/25	84,370
USD	7,218,405	EUR	6,219,221	12/17/25	32,331
USD	10,872,769	TWD	332,000,000	12/17/25	75,917
USD	10,818,943	TWD	330,800,000	12/17/25	61,116
USD	10,854,994	TWD	332,000,000	12/17/25	58,142
USD	10,813,460	TWD	331,000,000	12/17/25	49,128
USD	9,380,618	TWD	287,000,000	12/17/25	47,194
USD	6,491,227	TWD	199,034,000	12/17/25	18,514
USD	5,769,973	TWD	176,942,000	12/17/25	15,706
USD	5,352,022	TWD	164,093,000	12/17/25	15,613
USD	5,048,712	TWD	154,844,000	12/17/25	13,086
USD	4,703,204	TWD	144,249,000	12/17/25	12,134
USD	4,327,466	TWD	132,758,000	12/17/25	10,091
USD	3,252,174	TWD	99,832,000	12/17/25	5,574
USD	6,491,212	TWD	199,436,000	12/17/25	5,426
USD	6,491,214	TWD	199,475,000	12/17/25	4,159

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,769,959	TWD	177,357,000	12/17/25	$ 2,196
USD	3,519,192	TWD	108,187,000	12/17/25	882
USD	1,829,508	TWD	56,257,000	12/17/25	(6)
					$(2,934,114)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	11/27/25	$17,782,183	$ 107,115
Hang Seng China Enterprises Index	948	Long	11/27/25	56,049,432	(1,674,581)
					$(1,567,466)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	34,638	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.25% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/19/25	$3,107,805
UBS AG	USD	58,240	Positive Return on Shenzhen Stock Exchange Composite Index plus (9.50% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/19/25	5,375,075
						$8,482,880
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,910,106,722)	$2,453,624,057
Affiliated investments, at value (identified cost $90,198,552)	90,198,552
Cash	377,562
Deposits for derivatives collateral:
Futures contracts	8,727,663
Centrally cleared derivatives	18,954,366
Foreign currency, at value (identified cost $12,797,670)	12,740,729
Interest and dividends receivable	2,299,535
Dividends receivable from affiliated investments	632,831
Receivable for investments sold	24,100,886
Securities lending income receivable	1,671
Receivable for variation margin on open centrally cleared derivatives	396,343
Receivable for open swap contracts	8,482,880
Tax reclaims receivable	20,226
Trustees' deferred compensation plan	19,789
Total assets	$2,620,577,090
Liabilities
Payable for variation margin on open futures contracts	$963,195
Payable to affiliates:
Investment adviser fee	2,005,525
Trustees' fees	9,223
Trustees' deferred compensation plan	19,789
Payable for custodian fee	598,698
Accrued foreign capital gains taxes	5,003,263
Accrued expenses	107,300
Total liabilities	$8,706,993
Net Assets applicable to investors' interest in Portfolio	$2,611,870,097

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,386,739)	$48,534,953
Dividend income from affiliated investments	4,515,854
Interest income (net of foreign taxes withheld of $297)	4,758,041
Securities lending income, net	23,891
Total investment income	$57,832,739
Expenses
Investment adviser fee	$16,328,971
Trustees’ fees and expenses	96,615
Custodian fee	2,110,154
Legal and accounting services	151,925
Miscellaneous	151,919
Total expenses	$18,839,584
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$154,859
Total expense reductions	$154,859
Net expenses	$18,684,725
Net investment income	$39,148,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,209,554)	$32,782,777
Futures contracts	(6,650,982)
Swap contracts	15,407,719
Foreign currency transactions	(896,597)
Forward foreign currency exchange contracts	(8,664,634)
Net realized gain	$31,978,283
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,522,259)	$422,395,036
Futures contracts	1,543,561
Swap contracts	8,482,880
Foreign currency	261,897
Forward foreign currency exchange contracts	(3,191,261)
Net change in unrealized appreciation (depreciation)	$429,492,113
Net realized and unrealized gain	$461,470,396
Net increase in net assets from operations	$500,618,410

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$39,148,014	$23,374,540
Net realized gain	31,978,283	8,825,058
Net change in unrealized appreciation (depreciation)	429,492,113	86,046,868
Net increase in net assets from operations	$500,618,410	$118,246,466
Capital transactions:
Contributions	$1,036,069,274	$688,948,624
Withdrawals	(70,058,137)	(38,364,598)
Net increase in net assets from capital transactions	$966,011,137	$650,584,026
Net increase in net assets	$1,466,629,547	$768,830,492
Net Assets
At beginning of year	$1,145,240,550	$376,410,058
At end of year	$2,611,870,097	$1,145,240,550

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.09%	1.12%	1.20%	1.26%	1.24%
Net expenses	1.09%(2)	1.12%(2)	1.15%(2)	1.26%(2)	1.24%
Net investment income	2.28%	2.82%	2.30%	2.17%	1.04%
Portfolio Turnover	54%	65%	69%	67%	70%
Total Return	32.07%	24.31%	16.11%	(16.87)%	35.70%
Net assets, end of year (000’s omitted)	$2,611,870	$1,145,241	$376,410	$183,633	$190,503
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
L  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $16,328,971 or 0.95% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $154,859 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,738,663,008 and $825,829,811, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,043,877,829
Gross unrealized appreciation	$531,936,857
Gross unrealized depreciation	(36,460,393)
Net unrealized appreciation	$495,476,464
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$9,016,736	$1,458,709	$10,475,445
Not applicable	107,115(1)	6,645,101(1)	6,752,216
Receivable for open swap contracts	8,482,880	—	8,482,880
Total Asset Derivatives	$17,606,731	$8,103,810	$25,710,541
Derivatives not subject to master netting or similar agreements	$9,123,851	$6,645,101	$15,768,952
Total Asset Derivatives subject to master netting or similar agreements	$8,482,880	$1,458,709	$9,941,589
Not applicable	$(1,674,581)(1)	$(9,579,215)(1)	$(11,253,796)
Total Liability Derivatives not subject to master netting or similar agreements	$(1,674,581)	$(9,579,215)	$(11,253,796)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$4,566,514	$ —	$(4,566,514)	$ —	$ —
UBS AG	5,375,075	—	(5,375,075)	—	—
	$9,941,589	$—	$(9,941,589)	$—	$—
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$10,388,422(1)	$(262,860)(1)	$ —	$10,125,562
Futures contracts	(6,650,982)	—	—	(6,650,982)
Swap contracts	12,853,005	—	2,554,714	15,407,719
Forward foreign currency exchange contracts	—	(8,664,634)	—	(8,664,634)
Total	$16,590,445	$(8,927,494)	$2,554,714	$10,217,665
Change in unrealized appreciation (depreciation):
Investments	$(4,326,049)(1)	$(575,684)(1)	$ —	$(4,901,733)
Futures contracts	1,543,561	—	—	1,543,561
Swap contracts	8,482,880	—	—	8,482,880
Forward foreign currency exchange contracts	—	(3,191,261)	—	(3,191,261)
Total	$5,700,392	$(3,766,945)	$ —	$1,933,447
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$115,773,000	$981,627,000	$53,436,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 4,788 contracts. The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was approximately $85,198,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
The Portfolio did not have any securities on loan at October 31, 2025.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $90,198,552, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,579,542	$1,327,323,482	$(1,287,704,472)	$ —	$ —	$90,198,552	$4,515,854	90,198,552
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 152,770,178	$ —	$ 152,770,178
Asia	35,227,173	1,203,737,401	—	1,238,964,574
Developed Europe	—	75,085,294	—	75,085,294
Emerging Europe	—	443,908,963	—	443,908,963

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Latin America	$116,717,897	$ 153,504,740	$ —	$ 270,222,637
Middle East	—	222,665,135	—	222,665,135
North America	996,360	10,915,659	—	11,912,019
Total Common Stocks	$152,941,430	$2,262,587,370**	$ —	$2,415,528,800
Loan Participation Notes	$ —	$ —	$3,382,174	$ 3,382,174
Preferred Stocks	—	17,303	—	17,303
Rights	—	823,291	—	823,291
Sovereign Government Bonds	—	6,948,609	—	6,948,609
Short-Term Investments:
Affiliated Fund	90,198,552	—	—	90,198,552
U.S. Treasury Obligations	—	16,448,435	—	16,448,435
Purchased Currency Options	—	1,458,709	—	1,458,709
Purchased Call Options	9,016,736	—	—	9,016,736
Total Investments	$252,156,718	$ 2,288,283,717	$3,382,174	$2,543,822,609
Forward Foreign Currency Exchange Contracts	$ —	$ 6,645,101	$ —	$ 6,645,101
Futures Contracts	—	107,115	—	107,115
Swap Contracts	—	8,482,880	—	8,482,880
Total	$252,156,718	$ 2,303,518,813	$3,382,174	$2,559,057,705
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,579,215)	$ —	$ (9,579,215)
Futures Contracts	—	(1,674,581)	—	(1,674,581)
Total	$ —	$ (11,253,796)	$ —	$ (11,253,796)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the abilities and experience of each Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance, secondary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

EACOX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025